Share-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Subject to Options Outstanding Beginning Balance	3,999,223	1,476,475
Subject to Options Outstanding Granted	984,560	3,595,838
Subject to Options Outstanding Exercised	(1,544)	(60,520)
Subject to Options Outstanding Forfeited	(366,903)	(1,012,570)
Subject to Options Outstanding Ending Balance	4,615,336	3,999,223	1,476,475
Weighted Average Exercise Price Beginning Balance	$ 3.95	$ 9.35
Weighted Average Exercise Price Granted	1.07	1.88
Weighted Average Exercise Price Exercised	0.5	0.5
Weighted Average Exercise Price Forfeited	4.01	4.66
Weighted Average Exercise Price Ending Balance	$ 3.49	$ 3.95	$ 9.35
Weighted Average Remaining Contractual Life (Years)	8 years 3 months 18 days	9 years 3 months 18 days	9 years 4 months 24 days
Aggregate Intrinsic Value	$ 128	$ 64	$ 884